Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Shares [Member]	Share based payment reserve [Member]	Investment revaluation reserve [Member]	Share Warrants Reserve [Member]	Deficit [Member]
Balance, shares at Mar. 31, 2023		186,602,894
Balance, amount at Mar. 31, 2023	$ (465,445)	$ 65,228,921	$ 2,650,490	$ (1,495,692)	$ 3,135,098	$ (69,984,262)
Statement [Line Items]
Net loss for the year	(43,450)	0	0	0	0	(43,450)
Other comprehensive loss for the year	(97,698)	0	0	(97,698)	0	0
Total comprehensive loss	(141,148)	$ 0	0	(97,698)	0	(43,450)
Issuance of common shares pursuant to property agreement, shares		100,000
Issuance of common shares pursuant to property agreement, amount	7,500	$ 7,500	0	0	0	0
Issuance of common shares pursuant to non-flow-through private placement, shares		9,615,385
Issuance of common shares pursuant to non-flow-through private placement, amount	769,231	$ 769,231	0	0	0	0
Issuance of common shares pursuant to a flow-through private placement, shares		15,384,615
Issuance of common shares pursuant to a flow-through private placement, amount	2,000,000	$ 2,000,000	0	0	0	0
Flow-through share premium liability	(769,231)	(769,231)	0	0	0	0
Equity-settled share-based compensation	425,460	0	425,460	0	0	0
Balance, amount at Mar. 31, 2024	1,826,367	$ 67,236,421	3,075,950	(1,593,390)	3,135,098	(70,027,712)
Balance, shares at Mar. 31, 2024		211,702,894
Statement [Line Items]
Net loss for the year	(3,912,888)	$ 0	0	0	0	(3,912,888)
Other comprehensive loss for the year	(19,501)	0	0	(19,501)	0	0
Total comprehensive loss	(3,932,389)	0	0	(19,501)	0	(3,912,888)
Issuance of common shares pursuant to property agreement, amount	7,500	7,500	0	0	0	0
Equity-settled share-based compensation	350,834	$ 0	350,834	0	0	0
Issuance of common shares pursuant to property agreement, shares		100,000
Shares issued through exercise of options, shares		6,214,668
Shares issued through exercise of options, amount	587,973	$ 587,973	0	0	0	0
Fair value reversal of options exercised	0	429,161	(429,161)	0	0	0
Fair value reversal of warrants exercised	0	$ 252,456	(252,456)	0	0	0
Shares issued through exercise of warrants shares		6,176,470
Shares issued through exercise of warrants, amount	350,000	$ 350,000	0	0	0	0
Balance, amount at Mar. 31, 2025	(809,715)	$ 68,863,511	2,745,167	(1,612,891)	3,135,098	(73,940,600)
Balance, shares at Mar. 31, 2025		224,194,032
Statement [Line Items]
Net loss for the year	(929,987)	$ 0	0	0	0	(929,987)
Other comprehensive loss for the year	(16,572)	0	0	(16,572)	0	0
Total comprehensive loss	(946,559)	0	0	(16,572)	0	(929,987)
Issuance of common shares pursuant to property agreement, amount	690,000	690,000	0	0	0	0
Equity-settled share-based compensation	273,147	$ 0	273,147	0	0	0
Issuance of common shares pursuant to property agreement, shares		1,000,000
Shares issued through exercise of options, shares		183,332
Shares issued through exercise of options, amount	50,167	$ 50,167	0	0	0	0
Fair value reversal of options exercised	0	41,519	(41,519)	0	0	0
Balance, amount at Mar. 31, 2026	$ (742,960)	$ 69,645,197	$ 2,976,795	$ (1,629,463)	$ 3,135,098	$ (74,870,587)
Balance, shares at Mar. 31, 2026		225,377,364